February 17, 2015

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Calvert Social Index Series, Inc.
SEC File Nos. 811-098771 and 333-34122
Post-Effective Amendment No. 28

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933 (the “Securities Act”), attached is the above-referenced post-effective amendment to the Securities Act of 1933 and Investment Company Act of 1940 Registration Statement of Calvert Management Series.

The purpose of this Rule 485(a) filing is to create new series, Calvert U.S. Large Cap Growth Responsible Index Fund and Calvert U.S. Large Cap Value Responsible Index Fund. Pursuant to Rule 485(a)(2), the date on which this post-effective amendment will become automatically effective is May 15, 2015.

If you have questions or require further information, please contact me at 301-951-4858.

Sincerely,

/s/ Ivy Wafford Duke
Ivy Wafford Duke
Deputy General Counsel

cc:    Valerie Lithotomos, Esq.
Division of Investment Management
Securities and Exchange Commission